Description of the business and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Description of the business and summary of significant accounting policies
Schedule of companies included in the consolidated financial statements

			% Equity interest
	Principal				January
Name	Activities	Country	2022	2021	1st 2021
Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%	100%
Vuela, S.A. (“Vuela”) *	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%	100%
Vuela El Salvador, S.A. de C.V.	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%	100%
Comercializadora Volaris, S.A. de C.V. (“Comercializadora”)	Merchandising of services	Mexico	100%	100%	100%
Servicios Earhart, S.A.*	Rendering specialized services to its affiliates	Guatemala	100%	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Rendering specialized services to its affiliates	Mexico	100%	100%	100%
Servicios Administrativos Volaris, S.A. de C.V. (“Servicios Administrativos”) (3)	Recruitment and payroll	Mexico	—	—	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”) *	Loyalty Program	Mexico	100%	100%	100%
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)	Travel agency	Mexico	100%	100%	100%
Guatemala Dispatch Service, S.A., (“GDS, S.A.”) (4)	Aeronautical Technical Services	Guatemala	100%	100%	—
CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso 1710 (1)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso 1711 (2)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Fideicomiso Irrevocable de Administración número F/307750 “Administrative Trust” **	Share administration trust (Note 18)	Mexico	100%	100%	100%
Fideicomiso Irrevocable de Administración número F/745291 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%	100%
Fideicomiso de Administración número CIB/3081 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%	100%
Fideicomiso Irrevocable de Administración número CIB/3249 “Administrative Trust”	Asset backed securities trustor & administrator (Note 5)	Mexico	100%	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3853 (5)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3855 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3866 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3867 (7)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S. A, Institución de Banca Múltiple, Fideicomiso CIB/3921 (8)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—

*The Company has not started operations.

**The Trust was terminated on August 9, 2022.

(1)	With effect from October 16, 2020, the Successor of the Trust 1710 was changed from Deutsche Bank México, S.A. to CIBanco, S.A., Institución de Banca Múltiple.
(2)	With effect from October 16, 2020, the Successor of the Trust 1711 was changed from Deutsche Bank México, S.A. to CIBanco, S.A., Institución de Banca Múltiple.
(3)	From August 31,2021, the Company merged with Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.
(4)	The Company was acquired on October 5, 2021.
(5)	With effect from June 8, 2022 the trust was constituted.
(6)	With effect from April 1st, 2022 the trusts were constituted.
(7)	With effect from April 13, 2022 the trust was constituted.
(8)	With effect from July 21, 2022 the trust was constituted.

Schedule of depreciation rates

Annual
depreciation rate
Flight equipment	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

Schedule of most relevant exchange rates utilized in the conversions to USD dollar

	2022				2021				2020
	End of period		Average		End of period		Average		End of period		Average
Currency	exchange rate		exchange rate		exchange rate		exchange rate		exchange rate		exchange rate
Mexican Peso	Ps.	19.3615	Ps.	20.1254	Ps.	20.5835	Ps.	20.2818	Ps.	19.9487	Ps.	21.4961
Colon	₵.	594.9700	₵.	649.5908	₵.	645.900	₵.	624.3460	₵.	615.7800	₵.	588.4240
Quetzal	Q.	7.8515	Q.	7.7765	Q.	7.7285	Q.	7.7589	Q.	7.8095	Q.	7.7292
Colombian Peso	COP.	4,810.20	COP.	4,255.44	COP.	3,981.16	COP.	3,751.33	COP.	3,428.26	COP.	3,695.48

Schedule of exchange rates of local currencies translated to functional currencies

	2022				2021				2020
	End of period		Average		End of period		Average		End of period		Average
Currency	exchange rate		exchange rate		exchange rate		exchange rate		exchange rate		exchange rate
Mexican Peso	Ps.	19.3615	Ps.	20.1254	Ps.	20.5835	Ps.	20.2818	Ps.	19.9487	Ps.	21.4961
Colon	₵.	594.9700	₵.	649.5908	₵.	645.900	₵.	624.3460	₵.	615.7800	₵.	588.4240
Quetzal	Q.	7.8515	Q.	7.7765	Q.	7.7285	Q.	7.7589	Q.	7.8095	Q.	7.7292
Colombian Peso	COP.	4,810.20	COP.	4,255.44	COP.	3,981.16	COP.	3,751.33	COP.	3,428.26	COP.	3,695.48

Summary of estimated useful lives of the assets

Aircraft and engines	up to 18	years
Spare engines	up to 18	years
Buildings leases	one to ten	years
Maintenance component	up to eight	years